UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Criterion Capital Management, LLC

Address:   4 Embarcadero Center
           34th Floor
           San Francisco, CA 94111


Form 13F File Number: 28-10866


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   R. Daniel Beckham
Title:  Chief Operating Officer
Phone:  (415) 834-2417

Signature,  Place,  and  Date  of  Signing:

/s/ R. Daniel Beckham              San Francisco, CA                  2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              51

Form 13F Information Table Value Total:  $      750,068
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                              VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ADVENT SOFTWARE INC                 COM            007974108    13661   235853 SH       SOLE                 235853      0    0
AMAZON.COM INC                      COM            023135106    18360   102000 SH       SOLE                 102000      0    0
ARM HOLDINGS PLC-SPONS ADR          ADR            042068106     3113   150000 SH       SOLE                 150000      0    0
ARUBA NETWORKS INC                  COM            043176106    39058  1870600 SH       SOLE                1870600      0    0
ASIAINFO-LINKAGE INC                COM            04518A104    18774  1133000 SH       SOLE                1133000      0    0
ATHENAHEALTH INC                    COM            04685W103    36448   889411 SH       SOLE                 889411      0    0
BLUE COAT SYSTEMS INC               COM            09534T508     2061    69000 SH       SOLE                  69000      0    0
BAIDU INC - SPON ADR                ADR            056752108     3765    39000 SH       SOLE                  39000      0    0
CAVIUM NETWORKS INC                 COM            14965A101    15616   414425 SH       SOLE                 414425      0    0
CROWN CASTLE INTL CORP              COM            228227104    10720   244573 SH       SOLE                 244573      0    0
CADENCE DESIGN SYS INC              COM            127387108    23990  2904400 SH       SOLE                2904400      0    0
CAMELOT INFORMATION SYS-ADS         ADS            13322V105     2990   125000 SH       SOLE                 125000      0    0
SPANSION INC-CLASS A                CL A           84649R200    10764   520000 SH       SOLE                 520000      0    0
SALESFORCE.COM INC                  COM            79466L302    18941   143492 SH       SOLE                 143492      0    0
CITRIX SYSTEMS INC                  COM            177376100    50187   733618 SH       SOLE                 733618      0    0
COMMVAULT SYSTEMS INC               COM            204166102     7556   264000 SH       SOLE                 264000      0    0
CREE 70 STRIKE AMER CALL 01/22/2011 COM            225447101      152        9 SH  CALL SOLE                      9      0    0
GOOGLE INC-CL A                     CL A           38259P508    17225    29000 SH       SOLE                  29000      0    0
HISOFT TECHNOLOGY INT-ADR           ADR            43358R108    28478   942978 SH       SOLE                 942978      0    0
INTL GAME TECHNOLOGY                COM            459902102    19088  1079000 SH       SOLE                1079000      0    0
INFORMATICA CORP                    COM            45666Q102     5284   120000 SH       SOLE                 120000      0    0
INTUIT INC                          COM            461202103    15099   306276 SH       SOLE                 306276      0    0
INTERPUBLIC GROUP OF COS INC        COM            460690100     5947   560000 SH       SOLE                 560000      0    0
JUNIPER NETWORKS INC                COM            48203R104    13845   375000 SH       SOLE                 375000      0    0
LAMAR ADVERTISING CO-A              CL A           512815101    19421   487485 SH       SOLE                 487485      0    0
MIPS TECHNOLOGIES INC               COM            604567107    22845  1506000 SH       SOLE                1506000      0    0
MELLANOX TECHNOLOGIES LTD           SHS            M51363113     6281   240000 SH       SOLE                 240000      0    0
MAKEMYTRIP LTD                      SHS            V5633W109    13380   495000 SH       SOLE                 495000      0    0
NETLOGIC MICROSYSTEMS INC           COM            64118B100    15705   500000 SH       SOLE                 500000      0    0
NETFLIX INC                         COM            64110L106    20381   116000 SH       SOLE                 116000      0    0
NETAPP INC                          COM            64110D104    33361   607000 SH       SOLE                 607000      0    0
OPENTABLE INC                       COM            68372A104    19030   270000 SH       SOLE                 270000      0    0
POWERWAVE TECHNOLOGIES INC          COM            739363109    18891  7437349 SH       SOLE                7437349      0    0
POWER-ONE INC                       COM            73930R102     4335   425000 SH       SOLE                 425000      0    0
QUALCOMM INC                        COM            747525103    10343   209000 SH       SOLE                 209000      0    0
QLIK TECHNOLOGIES INC               COM            74733T105     4527   175000 SH       SOLE                 175000      0    0
RIVERBED TECHNOLOGY INC             COM            768573107    12310   350000 SH       SOLE                 350000      0    0
SBA COMMUNICATIONS CORP-CL A        CL A           78388J106     8802   215000 SH       SOLE                 215000      0    0
COMSCORE INC                        COM            20564W105     5559   248820 SH       SOLE                 248820      0    0
SUCCESSFACTORS INC                  COM            864596101     7964   275000 SH       SOLE                 275000      0    0
SOUFUN HOLDINGS LTD-ADR             ADR            836034108     9083   126999 SH       SOLE                 126999      0    0
SOLARWINDS INC                      COM            83416B109     4235   220000 SH       SOLE                 220000      0    0
TIBCO SOFTWARE INC                  COM            88632Q103     2168   110000 SH       SOLE                 110000      0    0
TALEO CORP-CLASS A                  CL A           87424N104     7197   260303 SH       SOLE                 260303      0    0
VANCEINFO TECHNOLOGIES-ADR          ADR            921564100    35308  1022225 SH       SOLE                1022225      0    0
VMWARE INC-CLASS A                  CL A           928563402    16893   190000 SH       SOLE                 190000      0    0
VERISK ANALYTICS INC-CLASS A        CL A           92345Y106    20140   590963 SH       SOLE                 590963      0    0
VARIAN SEMICONDUCTOR EQUIP          COM            922207105    12903   349000 SH       SOLE                 349000      0    0
MEMC ELECTRONIC MATERIALS           COM            552715104     6802   604100 SH       SOLE                 604100      0    0
WMS INDUSTRIES INC                  COM            929297109     9953   220000 SH       SOLE                 220000      0    0
WYNN RESORTS LTD                    COM            983134107    21129   203472 SH       SOLE                 203472      0    0


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